                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3-31-05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Principled Asset Administration LLC

Address:  666 Fifth Ave.
          New York, NY 10103


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald Catenacci
Title:  Managing Member
Phone:  212-484-5030


Signature, Place, and Date of Signing:


                                 New York, NY                    5-31-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                                    FORM 13F
                                                                      3/31/2005
REPORTING MANAGER: UBS Securities LLC                                    Page 1

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                                                       VALUATION CURRENCY: USD

              ITEM 1        ITEM 2     ITEM 3         ITEM 4        ITEM 5            ITEM 6      ITEM 7                ITEM 8
              ------        ------     ------         ------        ------            ------      ------                ------
          Name of Issuer     TITLE      CUSIP          FAIR       SHARES OF       INVEST. DESC.    MANA-           VOTING AUTHORITY
                              OF       NUMBER         MARKET      PRINCIPLE           SHARED       GERS
                             CLASS                     VALUE       AMMOUNT      SOLE SHARED OTHER         SOLE     SHARED    OTHER
                                                                                 (A)   (B)   (C)           (A)       (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP
  CONV DEB                    CORP B  477143AC5    $6,877,530.00   6947000   N   X                 PAA1   6,947,000
J C PENNEY CO INC             COMMON  708160106   $41,960,342.00    808173   N   X                 PAA1     808,173
J JILL GROUP INC              OTC EQ  466189107    $1,927,776.00    140100   N   X                 PAA1     140,100
J P MORGAN CHASE & CO         COMMON  46625H100    $2,107,140.00     60900   N   X                 PAA1      60,900
JAMES RIVER COAL CO           OTC EQ  470355207    $2,687,568.00     70080   N   X                 PAA1      70,080
KERYX BIOPHARMACEUTICALS I    OTC EQ  492515101    $3,481,616.00    260600   N   X                 PAA1     260,600
LIFEPOINT HOSPITALS INC       OTC EQ  53219L109   $10,412,570.00    237513   N   X                 PAA1     237,513
LEVEL 3 COMMUNICATIONS INC    OTC EQ  52729N100    $1,256,806.00    610100   N   X                 PAA1     610,100
MEDTRONIC INC                 COMMON  585055106    $8,819,445.00    173100   N   X                 PAA1     173,100
MDU RESOURCES GROUP INC       COMMON  552690109    $1,121,372.00     40600   N   X                 PAA1      40,600
MAGNA ENTERTAINMENT CORP      OTC EQ  559211107    $5,038,803.00    820652   N   X                 PAA1     820,652
METHANEX CORP                 OTC EQ  59151K108   $13,259,187.00    682408   N   X                 PAA1     682,408
MGM MIRAGE                    COMMON  552953101    $8,675,450.00    122500   N   X                 PAA1     122,500
MARKETAXESS HLDGS INC         COMMON  57060D108    $1,805,698.00    161656   N   X                 PAA1     161,656
MGI PHARMA INC                OTC EQ  552880106    $7,082,398.00    280269   N   X                 PAA1     280,269
MONSANTO CO                   COMMON  61166W101    $6,687,425.00    103681   N   X                 PAA1     103,681
METAL MANAGEMENT INC          OTC EQ  591097209    $5,542,746.00    215839   N   X                 PAA1     215,839
***INCO LTD                   COMMON  453258402   $11,347,895.00    285123   N   X                 PAA1     285,123
NASDAQ STOCK MARKET INC       OTC EQ  631103108   $11,853,695.00   1107822   N   X                 PAA1   1,107,822
NAVTEQ CORP                   COMMON  63936L100    $1,365,525.00     31500   N   X                 PAA1      31,500
NEXTEL PARTNERS INC CL A      OTC EQ  65333F107   $29,320,630.00   1337620   N   X                 PAA1   1,337,620
OPEN TEXT CORP                OTC EQ  683715106   $12,660,812.00    701430   N   X                 PAA1     701,430
OXFORD INDUSTRIES INC         COMMON  691497309    $1,794,008.00     49030   N   X                 PAA1      49,030
PHELPS DODGE CORP             COMMON  717265102    $5,917,431.00     58168   N   X                 PAA1      58,168
PROCTER & GAMBLE CO           COMMON  742718109   $10,949,800.00    206600   N   X                 PAA1     206,600
PACIFICARE HEALTH SYSTEMS     COMMON  695112102   $12,085,539.00    212325   N   X                 PAA1     212,325
POTASH CORP OF SASKATCHEWA    COMMON  73755L107   $35,329,275.00    403717   N   X                 PAA1     403,717
REGAL ENTERTAINMENT GROUP     COMMON  758766109   $29,214,497.00   1389182   N   X                 PAA1   1,389,182
RTI INTERNATIONAL METALS I    COMMON  74973W107    $6,804,977.00    290811   N   X                 PAA1     290,811
SELECT COMFORT CORP           OTC EQ  81616X103    $4,680,760.00    229000   N   X                 PAA1     229,000
SKETCHERS USA INC CL A        COMMON  830566105    $3,456,684.00    223300   N   X                 PAA1     223,300
STRATASYS INC                 OTC EQ  862685104    $4,783,662.00    168855   N   X                 PAA1     168,855
STATION CASINOS INC           COMMON  857689103   $10,078,460.00    149200   N   X                 PAA1     149,200
TELIK INC                     OTC EQ  87959M109    $8,611,721.00    571069   N   X                 PAA1     571,069
TIFFANY & CO-NEW              COMMON  886547108    $3,092,992.00     89600   N   X                 PAA1      89,600
TELUS CORPORATION             COMMON  87971M202   $41,752,172.00   1355150   N   X                 PAA1   1,355,150
TIME WARNER INC               COMMON  887317105    $2,349,945.00    133900   N   X                 PAA1     133,900
UAP HLDG CORP                 OTC EQ  903441103    $1,127,000.00     70000   N   X                 PAA1      70,000
WASTE MANAGEMENT INC NEW      COMMON  94106L109    $6,730,705.00    233300   N   X                 PAA1     233,300
WILLIAMS SONOMA INC           COMMON  969904101    $3,529,250.00     96034   N   X                 PAA1      96,034
WESTERN OIL SANDS INC           CEQ   959053109   $11,059,178.00    238898   N   X                 PAA1     238,898
UNITED STATES STL CORP NEW    COMMON  912909108    $4,237,636.00     83336   N   X                 PAA1      83,336
XM SATELLITE RADIO HLDGS I    OTC EQ  983759101    $7,866,381.00    248700   N   X                 PAA1     248,700
                                                ----------------
                                                 $868,608,035.00